Other long-term investments (Tables)	12 Months Ended
Dec. 31, 2023
Other long-term investments
Schedule of other long-term investments

	As of December 31,
	2022	2023
Available-for-sale debt investment (Note 2(k))	3,000	3,000
Investments in equity securities without readily determinable fair values, gross	14,104	14,104
Accumulated impairment	(11,134)	(14,104)
Investments in equity securities without readily determinable fair values, net	2,970	—
Total other long-term investments	5,970	3,179

Schedule of movement of other long-term investments and prepayments for long-term investments

	For the years ended
	December 31,
	2022	2023
Balance at the beginning of year	12,114	2,970
Investments made/transferred from prepayments	3,500	—
Disposal during the year	—	(1,936)
Transfer to short-term investments	(1,510)	—
Impairment	(10,805)	(1,034)
Exchange differences	(329)	—
Balance at the end of year	2,970	—